Summary of Information About Reported Segments (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 3,262,250		$ 1,068,197		$ 6,641,333		$ 2,147,669		$ 4,527,879		$ 4,561,300
Cost of revenue		554,515		330,008		1,160,514		711,388		1,422,542		1,444,618
Gross profit		2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Expenses
Total operating expenses		7,413,349		4,110,495		15,093,128		8,210,847		16,573,081		12,912,233
EBITDA										(13,418,786)		(18,062,391)
Gross profit		2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Total expenses		7,413,349		4,110,495		15,093,128		8,210,847		16,573,081		12,912,233
EBITDA										(13,418,786)		(18,062,391)
Adjusted EBIDTA		(4,705,614)		(3,372,306)		(9,612,309)		(6,774,566)		(13,467,744)		(9,795,551)
Banzai Operating [Member]
Expenses
EBITDA										(13,484,311)		(18,062,391)
EBITDA										(13,484,311)		(18,062,391)
Open Reel [Member]
Expenses
EBITDA										65,525
EBITDA										65,525
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue		3,262,250		1,068,197		6,641,333		2,147,669		4,527,879		4,561,300
Cost of revenue		554,515		330,008		1,160,514		711,388		1,422,542		1,444,618
Gross profit		2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Expenses
People		1,666,087		1,323,758		3,959,681		2,576,425		6,227,130		5,809,973
Marketing and advertising		576,190		561,008		1,585,695		929,746		1,592,105		941,737
Technology		832,971		221,638		1,652,455		430,425		974,204		628,998
Other segment expenses		1,126,959	[1]	114,003	[2]	2,005,729	[1]			818,375	[3]	7,679,506	[4]
Total operating expenses		4,202,207		2,220,407		9,203,560		4,928,227		9,611,814		15,060,214
Adjusted EBITDA		(1,494,472)		(1,482,218)		(3,722,741)		(3,491,946)		(6,506,477)		(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation		2,910,596		1,888,827		5,342,331		3,279,795		6,912,309		6,118,859
EBITDA		(4,405,068)		(3,371,045)		(9,065,072)		(6,771,741)		(13,418,786)		(18,062,391)
Other segment expenses	[2]							991,631
Gross profit		2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Total expenses		4,202,207		2,220,407		9,203,560		4,928,227		9,611,814		15,060,214
EBITDA		(4,405,068)		(3,371,045)		(9,065,072)		(6,771,741)		(13,418,786)		$ (18,062,391)
Adjusted EBIDTA		(4,405,068)		(3,371,045)		(9,065,072)		$ (6,771,741)
Operating Segments [Member] | Open Reel [Member]
Expenses
Business acquisition, effective date of acquisition								Dec. 18, 2024				Dec. 18, 2024
Adjusted EBIDTA								$ 0				$ 0
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting Information [Line Items]
Revenue		1,146,546		1,068,197		2,306,292		2,147,669		4,305,429		4,561,300
Cost of revenue		368,473		330,008		745,071		711,388		1,407,564		1,444,618
Gross profit		778,073		738,189		1,561,221		1,436,281		2,897,865		3,116,682
Expenses
People		1,666,047		1,323,758		3,869,793		2,576,425		6,209,488		5,809,973
Marketing and advertising		454,754		561,008		1,249,850		929,746		1,587,085		941,737
Technology		254,213		221,638		530,621		430,425		861,775		628,998
Other segment expenses		1,027,031	[1]	114,003	[2]	1,696,159	[1]			811,519	[3]	7,679,506	[4]
Total operating expenses		3,402,045		2,220,407		7,346,423		4,928,227		9,469,867		15,060,214
Adjusted EBITDA		(2,623,972)		(1,482,218)		(5,785,202)		(3,491,946)		(6,572,002)		(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation		2,891,939		1,888,827		5,021,849		3,279,795		6,912,309		6,118,859
EBITDA		(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)		(13,484,311)		(18,062,391)
Other segment expenses	[2]							991,631
Gross profit		778,073		738,189		1,561,221		1,436,281		2,897,865		3,116,682
Total expenses		3,402,045		2,220,407		7,346,423		4,928,227		9,469,867		15,060,214
EBITDA		(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)		(13,484,311)		(18,062,391)
Adjusted EBIDTA		(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)
Operating Segments [Member] | Open Reel [Member]
Segment Reporting Information [Line Items]
Revenue		1,386,938				2,828,481				222,450			[5]
Cost of revenue		77,694				152,502				14,978			[5]
Gross profit		1,309,244				2,675,979				207,472			[5]
Expenses
People		40				89,888				17,642			[5]
Marketing and advertising		18,377				57,494				5,020			[5]
Technology		551,381				1,070,261				112,429			[5]
Other segment expenses		26,906	[1]		[2]	47,034	[1]			6,856	[3]		[4],[5]
Total operating expenses		596,704				1,264,677				141,947			[5]
Adjusted EBITDA		712,540				1,411,302				65,525			[5]
Transaction, PubCo. Expenses and Stock-based compensation		18,657				320,482							[5]
EBITDA		693,883				1,090,820				65,525			[5]
Other segment expenses	[2]
Gross profit		1,309,244				2,675,979				207,472			[5]
Total expenses		596,704				1,264,677				141,947			[5]
EBITDA		693,883				1,090,820				$ 65,525			[5]
Adjusted EBIDTA		693,883				1,090,820
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Revenue		728,766			[6]	1,506,560			[6]
Cost of revenue		108,348			[6]	262,941			[6]
Gross profit		620,418			[6]	1,243,619			[6]
Expenses
People					[6]				[6]
Marketing and advertising		103,059			[6]	278,351			[6]
Technology		27,377			[6]	51,573			[6]
Other segment expenses		73,022	[1]		[2],[6]	262,536	[1]
Total operating expenses		203,458			[6]	592,460			[6]
Adjusted EBITDA		416,960			[6]	651,159			[6]
Transaction, PubCo. Expenses and Stock-based compensation					[6]				[6]
EBITDA		416,960			[6]	651,159			[6]
Other segment expenses	[2],[6]
Gross profit		620,418			[6]	1,243,619			[6]
Total expenses		203,458			[6]	592,460			[6]
EBITDA		416,960			[6]	651,159			[6]
Adjusted EBIDTA		$ 416,960				$ 651,159

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[3]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[4]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, SEPA commitment fee and deferred fee expense, GEM warrant expense, and GEM commitment fee expense.
[5]	The OpenReel acquisition occurred on December 18, 2024 (refer to Note 5) and therefore is presented at $0 for comparative purposes.
[6]	The OpenReel acquisition occurred on December 18, 2024 and therefore is presented at $0 for comparative purposes. The Vidello acquisition occurred on January 31, 2025 (refer to Note 4) and therefore is presented at $0 for comparative purposes.